Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
9	Leases

Right-of-use assets

	2025
	Warehouse	Cranes	Courtyards	Dock	Total
Gross carrying amount
Balance as of January 1, 2025	$107,605	$-	$49,569	$22,135	$179,309
Disposals (a)	(107,605)	-	(1,998)	(22,135)	(131,738)
Balance as of December 31, 2025	$-	$-	$47,571	$-	$47,571

Depreciation
Balance as of January 1, 2025	(87,903)	-	(2,066)	(22,135)	(112,104)
Disposals	93,878	-	6,196	22,135	122,209
Depreciation	(5,975)	-	(6,395)	-	(12,370)
Balance as of December 31, 2025	-	-	(2,265)	-	(2,265)
Carrying amount December 31, 2025	$-	$-	$45,306	$-	$45,306

	2024
	Warehouse	Cranes	Courtyards	Dock	Total
Gross carrying amount
Balance as of January 1, 2024	$150,625	$4,977	$56,564	$22,135	$234,301
Disposals	(43,020)	(4,977)	(6,995)	-	(54,992)
Balance as of December 31, 2024	$107,605	$-	$49,569	$22,135	$179,309

Depreciation
Balance as of January 1, 2024	(53,495)	(4,561)	(7,542)	(20,752)	(86,350)
Disposals	21,510	4,977	11,312	-	37,799
Depreciation	(55,918)	(416)	(5,836)	(1,383)	(63,553)
Balance as of December 31, 2024	(87,903)	-	(2,066)	(22,135)	(112,104)
Carrying amount December 31, 2024	$19,702	$-	$47,503	$-	$67,205

(a)	Corresponds to disposals due to operational reorganization in the logistics and storage segments.

Lease liabilities

As of December 31, 2025 and 2024, lease liabilities is presented in the consolidated statement of financial position and is summarized as follows:

	Short-term	Long-term
2025
Payable in Mexican pesos
Courtyards	$4,504	$41,701

2024
Payable in Mexican pesos
Warehouse	$18,636	$15,545
Courtyards	3,783	44,638
	$22,419	$60,183

Grupo TMM leases warehouses for the storage service, cranes for the logistics services and a major vessel maintenance. With the exception of short-term leases and low-value underlying assets, each lease is reflected on the consolidated statement of financial position as a right-of-use asset and a lease liability.

Each lease generally imposes a restriction that, unless there is a contractual right for the Company to sublet the asset to another party, the right-of-use asset can only be used by the Company.

Leases are either non-cancellable or may only be cancelled by incurring a substantive termination fee. Some leases contain an option to extend the lease for a further term.

Grupo TMM is prohibited from selling or pledging the underlying leased assets as guarantee. For leases over office buildings and warehouses, Grupo TMM must keep those properties in a good state of repair and return the properties. Further, Grupo TMM must insure items of leases assets and incur maintenance fees on such items in accordance with the lease contracts.

The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Warehouse (a)	-	-	-	-	-	-
Courtyards	1	2 – 8	1	-	1	-

(a)	It corresponds to the lease of 2 warehouses that had terms between 2 and 8 years, which were terminated early during 2025.

Lease liabilities are guaranteed with related underlying assets. Future minimum lease payments as of December 31, 2025 and 2024 were as follows

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance as of December 31, 2025
Lease payments	$10,717	$21,431	$21,432	$17,861	$71,441
Financial charges	(6,213)	(10,297)	(6,706)	(2,020)	(25,236)
Net present value	$4,504	$11,134	$14,726	$15,841	$46,205

Balance as of December 31, 2024
Lease payments	$34,518	$29,212	$26,574	$36,075	$126,379
Financial charges	(12,099)	(14,693)	(10,831)	(6,154)	(43,777)
Net present value	$22,419	$14,519	$15,743	$29,921	$82,602

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for short-term leases (leases with an expected term of 12 months or less) or for leases of low-value assets. Payments made under such leases are expensed on a straight-line basis.

The expense relating to payments not included in the measurement of the lease liability is as follows:

	2025	2024	2023
Short-term leases (a)	$745,349	$803,420	$523,174
Leases of low-value assets	10,920	10,399	8,294
	$756,269	$813,819	$531,468

(a)	Corresponds to the leasing of dredging and parcel tankers vessels, as well as the corporate offices.

As of December 31, 2025 and 2024, Grupo TMM was committed on short-term leases and total commitment at that date was $11,070 and $67,204, respectively.

As of December 31, 2025 and 2024, Grupo TMM had no lease commitments that had not yet started.

Total cash outflow for leases for the years ended December 31, 2025, 2024 and 2023 were $767,339 ,$881,023, and $609,905 respectively.